Property and equipment, net (Tables)	6 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Server hardware	$19,190,009	$20,050,414
Vehicles	95,746	211,946
	19,285,755	20,262,360
Less: accumulated depreciation	(13,709,142)	(14,420,101)
Less: impairment	(5,513,730)	(5,760,944)
Property and equipment, net	$62,883	$81,315